Employee benefit plans - Pension Investment Asset Allocation (Details) - Pension Plan	Dec. 31, 2022	Dec. 31, 2021
United States
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	100.00%	100.00%
United States | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	60.00%	60.00%
United States | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	36.00%	37.00%
United States | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	3.00%	2.00%
United States | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	1.00%	1.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	100.00%	100.00%
Foreign | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	74.00%	82.00%
Foreign | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	12.00%	8.00%
Foreign | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	12.00%	9.00%
Foreign | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	2.00%	1.00%